Tax on Profit/(Loss) for the Year and Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax expense (income) [abstract]
Summary of Tax on Profit/Loss and Deferred Tax

(EUR’000)	2025	2024	2023
Tax on profit/(loss) for the year
Current tax (expense)/income	(12,556)	(3,289)	(5,377)
Current tax, adjustments to prior years	513	(126)	3,904
Deferred tax, movement for the year	(3,410)	(2,035)	(1,044)
Deferred tax, adjustments to prior years	70	607	(4,786)
	(15,383)	(4,843)	(7,303)
Tax for the year can be explained as follows
Profit/(loss) before tax	(212,651)	(373,241)	(474,144)
Tax at the Danish corporation tax rate of 22%	46,783	82,113	104,312
Tax effect of:
Non-deductible costs	29,358	(9,740)	(8,494)
Additional tax deductions	37,715	3,161	9,077
Impact from associates	3,588	(4,413)	(4,047)
Prior year adjustments	583	481	(1,294)
Other effects including effect of different tax rates	(2,121)	182	(882)
Deferred tax assets, not recognized	(131,289)	(76,627)	(105,975)
Tax on profit/(loss) for the year	(15,383)	(4,843)	(7,303)
Effective tax rate	7.23%	1.30%	1.54%

Development in deferred tax assets/(liabilities)
January 1,	(7,258)	(5,830)	—
Deferred income tax (expense)/income, through profit or loss	(3,340)	(1,428)	(5,830)
Foreign exchange translation	975	—	—
December 31,	(9,623)	(7,258)	(5,830)

Specification of deferred tax assets/(liabilities)
Tax deductible losses	430,011	434,997	521,697
Other temporary differences, assets	291,759	164,479	16,256
Deferred tax assets, not recognized	(721,631)	(599,476)	(537,953)
Other temporary differences, liabilities	(9,762)	(7,258)	(5,830)
Total deferred tax assets/(liabilities) at December 31	(9,623)	(7,258)	(5,830)